Income Taxes - Schedule of Reconciliation Between the Statutory Earned Income Tax Rate and Effective Income Tax (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Reconciliation Between the Statutory Earned Income Tax Rate and Effective Income Tax [Abstract]
Income before income tax expenses	$ 1,621,327	$ 1,363,859	$ 537,132
Income tax computed at statutory EIT rate (25%)	405,332	342,047	134,283
Tax effect of preferential tax treatments	(162,830)	(136,819)	(120,855)
Effect of research and development credits	(227,664)	(204,309)	(13,700)
Effect of other non-deductible expenses	4,798	10,324	272
Current income tax provision	19,636	11,243
Tax effect of deferred tax recognized	(4,798)	105	(423)
Total income tax expenses (benefits)	$ 14,838	$ 11,348	$ (423)